Stock-based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Nov. 01, 2015	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013	Jul. 29, 2012
Stock-based Compensation
Share Based Compensation Arrangement Share Based Payment Award Vested Options Contractual Exercise Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share Based Compensation Arrangement By Share Based Payment Award Percentage Of Total Award Vested By Year One			30.00%
Share Based Compensation Arrangement By Share Based Payment Award Percentage Of Total Award Vested By Year Two			60.00%
Share Based Compensation Arrangement By Share Based Payment Award Percentage Of Total Award Vested By Year Three			100.00%
Pre-tax stock-based compensation expense			$ 57	$ 56	$ 109
Tax-related benefits			$ 21	$ 21	$ 42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0	0	0
Total intrinsic value of options exercised			$ 5	$ 12	$ 36
Excess tax benefits on stock-based compensation			6	13	12
Cash received from the exercise of stock options			$ 9	$ 18	$ 83
EPS Performance Restricted Stock Units [Member]
Stock-based Compensation
Nonvested, Units			246
Nonvested, Weighted-Average Grant-Date Fair Value			$ 40.69
Strategic Performance Restricted Stock Units [Member]
Stock-based Compensation
Nonvested, Units			360
Nonvested, Weighted-Average Grant-Date Fair Value			$ 41.21
Special Performance Restricted Stock Units [Member]
Stock-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years
Nonvested, Units			184
Nonvested, Weighted-Average Grant-Date Fair Value			$ 42.22
Time Lapse E P S And Strategic Performance Restricted Stock Units [Member]
Stock-based Compensation
Nonvested, Units			2,410	2,994
Nonvested, Weighted-Average Grant-Date Fair Value			$ 41.40	$ 37.69
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			1,183
Granted, Weighted-Average Grant-Date Fair Value			$ 43.00	$ 39.97	$ 35.44
Remaining unearned compensation on nonvested awards			$ 32
Weighted-average remaining service period, years			1 year 7 months
Fair value of restricted units and shares vested			$ 56	$ 106	$ 57
TSR Performance Restricted Stock/Units [Member]
Stock-based Compensation
Nonvested, Units			1,579	861
Nonvested, Weighted-Average Grant-Date Fair Value			$ 40.75	$ 38.15
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			874			0
Granted, Weighted-Average Grant-Date Fair Value			$ 43.39	$ 36.26	$ 39.76
Remaining unearned compensation on nonvested awards			$ 26
Weighted-average remaining service period, years			1 year 11 months
Percentage recipients received based on performance		0.00%
Discontinued Operations [Member]
Stock-based Compensation
Pre-tax stock-based compensation expense				$ 1	$ 4
Minimum [Member] | EPS Performance Restricted Stock Units [Member]
Stock-based Compensation
Potential Percentage Of Grant Under Performance Plan			0.00%
Minimum [Member] | Strategic Performance Restricted Stock Units [Member]
Stock-based Compensation
Potential Percentage Of Grant Under Performance Plan			0.00%
Minimum [Member] | Special Performance Restricted Stock Units [Member]
Stock-based Compensation
Potential Percentage Of Grant Under Performance Plan			0.00%
Minimum [Member] | TSR Performance Restricted Stock/Units [Member]
Stock-based Compensation
Potential Percentage Of Grant Under Performance Plan			0.00%
Maximum [Member] | EPS Performance Restricted Stock Units [Member]
Stock-based Compensation
Potential Percentage Of Grant Under Performance Plan			100.00%
Maximum [Member] | Strategic Performance Restricted Stock Units [Member]
Stock-based Compensation
Potential Percentage Of Grant Under Performance Plan			200.00%
Maximum [Member] | Special Performance Restricted Stock Units [Member]
Stock-based Compensation
Potential Percentage Of Grant Under Performance Plan			150.00%
Maximum [Member] | TSR Performance Restricted Stock/Units [Member]
Stock-based Compensation
Potential Percentage Of Grant Under Performance Plan			225.00%
2003 And Previous Long-Term Plan [Member]
Stock-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			31,200
2005 Long Term Incentive Plan [Member]
Stock-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			6,000
2005 Long Term Incentive Plan [Member] | Two Thousand Eight [Domain]
Stock-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			11,000
2005 Long Term Incentive Plan [Member] | Two Thousand Ten [Member]
Stock-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			17,500
Subsequent Event [Member] | TSR Performance Restricted Stock/Units [Member]
Stock-based Compensation
Percentage recipients received based on performance	100.00%